JPMORGAN TRUST I

270 Park Avenue

New York, New York 10017

November 1, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attn: Vincent J. Di Stefano

Re:	JPMorgan Trust I (the “Trust”) on behalf of

the funds (the “Funds”)

listed on Appendix A hereto

File Nos. 811-21295 and 333-103022

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that that the Prospectuses covering the Funds’ classes listed on Appendix A and the Statements of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 237 (Amendment No. 238 under the Investment Company Act of 1940) filed electronically on October 25, 2012.

If you have any questions or comments, please call the undersigned at (614) 901-1370.

Sincerely,

/s/ Elizabeth A. Davin
Elizabeth A. Davin
Assistant Secretary

J.P. Morgan U.S. Equity Funds	Share Classes
JPMorgan Disciplined Equity Fund	Institutional Class
JPMorgan Diversified Fund	Institutional Class
JPMorgan U.S. Equity Fund	Institutional Class
JPMorgan U.S. Small Company Fund	Institutional Class
JPMorgan Value Advantage Fund	Institutional Class

JPMorgan Access Funds	Share Classes
JPMorgan Access Balanced Fund	Class A, Class C, Select Class and Institutional Class
JPMorgan Access Growth Fund	Class A, Class C, Select Class and Institutional Class

J.P. Morgan Funds	Share Classes
JPMorgan Alternative Strategies Fund	Class A, Class C, Select Class and Class R5